Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO (b)		Compensation Actually Paid to PEO (c)		Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:
Year	PEO 1	PEO 2	PEO 1	PEO 2			Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (Loss) (in thousands)	Adjusted Pretax Income (in thousands)
(a)					(d)	(e)	(f)	(g)	(h)	(i)
2024	$5,505,066	$4,835,199	$(33,689)	$2,437,520	$1,443,875	$770,494	$178	$122	$170,700	$147,941
2023	6,826,492	—	14,853,950	—	2,726,190	4,017,469	251	162	132,529	147,976
2022	6,709,493	—	6,928,966	—	2,480,012	2,465,395	150	195	166,979	175,491
2021	5,766,899	—	11,692,450	—	1,991,571	2,971,502	163	171	135,866	132,371
2020	3,752,735	—	3,007,429	—	1,190,140	1,091,568	101	116	(14,215)	10,635

Named Executive Officers, Footnote	Reflects compensation amounts reported in the Summary Compensation Table for our Principal Executive Officers for the respective years shown. "PEO 1" refers to Patrick E. Bowe, who served as CEO through September 30, 2024. "PEO 2" refers to William E. Krueger, who has served as CEO since October 1, 2024. The Company's non-CEO NEOs were as follows:
◦2024: Brian A. Valentine, Christine M. Castellano, Joseph E. McNeely and Sarah J. Zibbel
◦2023, 2022 and 2021: Mr. Valentine, Mr. Krueger, Ms. Castellano and Mr. McNeely
◦2020: Mr. Valentine, Mr. Krueger, Ms. Castellano, Mr. McNeely, Valerie M. Blanchett and Jeffrey C. Blair

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of the Peer Group Index disclosed in Item 5 of the Company's Annual Report on Form 10-K for the measurement periods ending December 31, 2024, 2023, 2022, 2021, and 2020, respectively. The Peer Group Index, weighted for market capitalization, consists of the following companies: Archer-Daniels-Midland Co., Alto Ingredients, Inc., Bunge Global SA, Darling Ingredients, Green Plains, Inc., The Mosaic Company, Nutrien Ltd., and Rex American Resources. If the primary peer group from the 2023 Proxy Statement were used, the Peer Group TSR would be $127, $158, $184, $160, and $108 for the measurement periods ending December 31, 2024, 2023, 2022, 2021, and 2020.
Adjustment To PEO Compensation, Footnote	Compensation actually paid ("CAP") to our PEOs and non-CEO NEOs in 2024 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For information regarding the decisions made by our Compensation Committee in regards to executive compensation, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above. Prior year proxy statements include the following reconciliation tables for all prior periods presented above.

	2024
	PEO 1	PEO 2	Average for non-CEO NEOs
Summary Compensation Table ("SCT") Total Compensation	$5,505,066	$4,835,199	$1,443,875
Grant Date Fair Value of Stock Awards from SCT	(2,969,718)	(2,089,787)	(475,596)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	2,154,012	1,515,776	340,578
Change in Fair Value of Outstanding and Unvested Equity Awards, Year Over Year	(4,088,605)	(1,718,208)	(475,044)
Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	(634,444)	(105,460)	(63,319)
Compensation Actually Paid	$(33,689)	$2,437,520	$770,494

Non-PEO NEO Average Total Compensation Amount	$ 1,443,875	$ 2,726,190	$ 2,480,012	$ 1,991,571	$ 1,190,140
Non-PEO NEO Average Compensation Actually Paid Amount	$ 770,494	4,017,469	2,465,395	2,971,502	1,091,568
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid ("CAP") to our PEOs and non-CEO NEOs in 2024 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. For information regarding the decisions made by our Compensation Committee in regards to executive compensation, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above. Prior year proxy statements include the following reconciliation tables for all prior periods presented above.

	2024
	PEO 1	PEO 2	Average for non-CEO NEOs
Summary Compensation Table ("SCT") Total Compensation	$5,505,066	$4,835,199	$1,443,875
Grant Date Fair Value of Stock Awards from SCT	(2,969,718)	(2,089,787)	(475,596)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	2,154,012	1,515,776	340,578
Change in Fair Value of Outstanding and Unvested Equity Awards, Year Over Year	(4,088,605)	(1,718,208)	(475,044)
Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	(634,444)	(105,460)	(63,319)
Compensation Actually Paid	$(33,689)	$2,437,520	$770,494

Compensation Actually Paid vs. Total Shareholder Return	* TSR valuations are based upon a fixed value initial investment of $100 as of December 31, 2019 for determination of both peer group and Company TSR. Tabul
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	* TSR valuations are based upon a fixed value initial investment of $100 as of December 31, 2019 for determination of both peer group and Company TSR.
Tabular List, Table

2024 Most Important Measures (Unranked)
Adjusted Pretax Income
Adjusted EPS
Return on Invested Capital (ROIC)
Relative TSR
Net Income Attributable to the Company

Total Shareholder Return Amount	$ 178	251	150	163	101
Peer Group Total Shareholder Return Amount	122	162	195	171	116
Net Income (Loss)	$ 170,700,000	$ 132,529,000	$ 166,979,000	$ 135,866,000	$ (14,215,000)
Company Selected Measure Amount	147,941,000	147,976,000	175,491,000	132,371,000	10,635,000
Additional 402(v) Disclosure	The Company's TSR was determined based on the value of an initial fixed investment of $100, as of December 31, 2019, including the reinvestment of any dividends. "Net Income (Loss)" is reported in the Consolidated Statements of Operations in the Company's Annual Report on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pretax Income
Non-GAAP Measure Description	"Adjusted Pretax Income" is a non-GAAP measure that reflects "Income (loss) before income taxes from continuing operations" from the Company's Consolidated Statements of Operations filed in Form 10-K, adjusted for certain items. For a reconciliation of this number to the nearest GAAP measure, see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Net Income Attributable to the Company
Patrick E. Bowe [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,505,066		$ 6,709,493	$ 5,766,899	$ 3,752,735
PEO Actually Paid Compensation Amount	$ (33,689)	$ 14,853,950	6,928,966	11,692,450	3,007,429
Non-PEO NEO Average Total Compensation Amount		6,826,492
PEO Name	Patrick E. Bowe
William E. Krueger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,835,199	0	0	0	0
PEO Actually Paid Compensation Amount	$ 2,437,520	$ 0	$ 0	$ 0	$ 0
PEO Name	William E. Krueger
PEO | Patrick E. Bowe [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,969,718)
PEO | Patrick E. Bowe [Member] | Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,154,012
PEO | Patrick E. Bowe [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,088,605)
PEO | Patrick E. Bowe [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(634,444)
PEO | William E. Krueger [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,089,787)
PEO | William E. Krueger [Member] | Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,515,776
PEO | William E. Krueger [Member] | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,718,208)
PEO | William E. Krueger [Member] | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,460)
Non-PEO NEO | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(475,596)
Non-PEO NEO | Adjustment, Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	340,578
Non-PEO NEO | Adjustment, Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(475,044)
Non-PEO NEO | Adjustment, Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (63,319)